Organization and basis of financial statements (Tables)	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company’s Subsidiaries and the VIEs

Details of the Company’s consolidated subsidiaries and the VIEs were as follows:

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
LE FIRST SKILLAND PTE. LTD. (“LFS”)	March 30, 2023	Singapore	75%	Vocational education

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Schedule of Variable Interest Entities

	As of March 31,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$17,087,419	$19,142,721
Accounts receivable, net	7,343	8,572
Prepayments and other current assets	2,819	129,148
Deferred expenses	878,654	939,252
Amounts due from related parties	939,450	958,634
Total current assets	18,915,685	21,178,327
Non-current assets:
Long-term investment	15,552,775	14,296,824
Goodwill	—	—
Property and equipment, net	495	6,620
Intangible assets, net	—	—
Total non-current assets	15,553,270	14,303,444
TOTAL ASSETS	$34,468,955	$35,481,771
Current liabilities:
Accounts payable	$—	$21,894
Taxes payable	1,082	8,488
Employee benefits payable	45,984	33,456
Deferred revenue-current	111,630	1,357,236
Other payables	162,090	104,738
Interest payable	992,701	202,405
Related party payables	—	—
Deferred tax liabilities	—	—
Total current liabilities:	1,313,487	1,728,217
Non-current liabilities:
Long-term loans	13,250,516	13,681,099
Deferred revenue-noncurrent	—	—
Total non-current liabilities	13,250,516	13,681,099
TOTAL LIABILITIES	$14,564,003	$15,409,316

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	For the years ended March 31,
	2024	2023	2022
Revenue	$1,999,056	$10,250,708	$23,050,619
Net profit	$462,886	$(18,310,962)	$1,750,836

	For the years ended March 31,
	2024	2023	2022
Net cash provided by operating activities	$(1,500,154)	$148,162	$9,390,282
Net cash used in investing activities	4,788	(529,511)	(18,530,989)
Net cash provided by financing activities	—	—	14,809,302
Effects of exchange rate changes on cash	(559,935)	(1,127,433)	266,364
Net cash inflow	$(2,055,301)	$(1,508,782)	$5,934,959